FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	$ 2,013	$ 1,398
Lease liability	554
Contractual Cash Flows
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	2,013
Lease liability	678
Less Than 1 Year
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	2,013
Lease liability	163
1 - 3 Years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	333
4 - 5 Years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	182
After 5 Years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	$ 0